Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Interest payable	$ 5,698	$ 4,887	$ 3,807
Accrued liabilities	8,177	4,799	3,279
Taxes payable	8,810	7,799	6,319
Payroll and related withholdings	5,256	7,043	4,510
Accounts payable	1,778	718	1,658
Professional fees accrued	2,662	3,234	1,580
Current portion of operating lease liabilities	1,247	1,354	824
Other	1,026	1,020	809
Total accounts payable and accrued expenses	$ 34,654	$ 30,854	$ 22,786